[Annotated Form N-Q]

UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08238
MORGAN STANLEY INDIA INVESTMENT FUND, INC.
(Exact name of registrant as specified in charter)
1221 AVENUE OF THE AMERICAS 22ND FLOOR NEW YORK, NY		10020
(Address of principal executive offices)		(Zip code)
RONALD E. ROBISON 1221 AVENUE OF THE AMERICAS 33RD FLOOR NEW YORK, NY, 10020
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-221-6726

Date of fiscal year end:	12/31

Date of reporting period:	3/31/05

Item 1.  Schedule of Investments.

The Fund’s schedule of investment as of the close of the reporting period prepared pursuant to Rule 12-12 Regulation S-X is as follows:

Morgan Stanley India Investment Fund, Inc.

First Quarter Report

March 31, 2005 (unaudited)

Portfolio of Investments

		Shares	Value (000)
COMMON STOCKS (98.6%)
(Unless otherwise noted)
Auto Components (2.4%)
Amtek Auto Ltd.		307,283	$1,142
Apollo Tyres Ltd.		531,075	3,473
Motor Industries Co., Ltd.		138,440	6,477
			11,092
Automobiles (6.1%)
Hero Honda Motors Ltd.		1,631,332	20,474
Mahindra & Mahindra Ltd.		663,500	7,553
Patheja Forgings & Auto Ltd.	(a)(b)	450,000	—	@
			28,027
Chemicals (0.0%)
ICI (India) Ltd.		25,000	130
Commercial Banks (13.4%)
HDFC Bank Ltd.		1,154,279	14,384
HDFC Bank Ltd. ADR		135,300	5,687
Industrial Development Bank of India Ltd.		3,442,517	7,185
Punjab National Bank Ltd.		1,241,658	11,181
State Bank of India Ltd.	(b)	761,016	12,458
UTI Bank Ltd.		1,517,000	8,407
UTI Bank Ltd. GDR	(a)	450,000	2,322
			61,624
Construction & Engineering(4.4%)
Gammon India Ltd.		1,858,395	9,370
Hindustan Construction Co., Ltd.		1,088,880	10,742
			20,112
Construction Materials (5.5%)
Associated Cement Co., Ltd.	(b)	1,686,000	14,054
Gujarat Ambuja Cements Ltd.		936,000	8,607
Gujarat Ambuja Cements Ltd. GDR		275,000	2,516
			25,177
Diversified Telecommunication Services (1.7%)
Mahanagar Telephone Nigam Ltd.		3,037,500	7,984
Electric Utilities (1.6%)
National Thermal Power Corp., Ltd.		3,727,000	7,313
Electrical Equipment (10.9%)
ABB Ltd.		651,491	17,204
Bharat Heavy Electricals Ltd.		1,870,848	32,872
			50,076
Hotels, Restaurants & Leisure (1.5%)
Hotel Leela Venture Ltd.		1,919,793	6,721
Household Products (1.6%)
Hindustan Lever Ltd.		2,496,445	7,531
Industrial Conglomerates (3.9%)
Siemens India Ltd.		457,604	17,804
Internet Software & Services (0.0%)
IndiaInfo.com PCL	(a)(b)(c)	532,875	—	@
IT Services (11.4%)
HCL Technologies Ltd.		695,000	5,894
Infosys Technologies Ltd.		433,500	22,358
Tata Consultancy Services Ltd.		315,000	10,334
Wipro Ltd.		689,591	10,596
Wipro Ltd. ADR		143,430	2,927
			52,109

Machinery (0.7%)
Cummins (India) Ltd.		1,335,174	3,410
Media (0.7%)
New Delhi Television Ltd.	(a)(b)	833,250	3,189
Metals & Mining (5.6%)
Hindalco Industries Ltd.		318,938	9,447
Steel Authority of India Ltd.		5,633,286	8,119
Tata Iron & Steel Co., Ltd.		905,100	8,308
			25,874
Oil & Gas (7.8%)
Chennai Petroleum Corp., Ltd.		1,051,000	5,538
Indian Oil Corp., Ltd.		680,500	6,833
Oil & Natural Gas Corp., Ltd.		1,151,254	23,269
			35,640
Paper & Forest Products (1.0%)
Ballarpur Industries Ltd.		2,027,000	4,437
Personal Products (0.7%)
Marico Industries Ltd.		546,000	3,038
Pharmaceuticals (6.3%)
Aventis Pharma Ltd.		322,000	9,062
Cipla Ltd.		1,590,310	9,278
GlaxoSmithkline Pharmaceuticals Ltd.		381,954	6,295
Sun Pharmaceuticals Industries Ltd.		415,760	4,487
			29,122
Road & Rail (2.4%)
Container Corp. of India Ltd.		596,251	10,923
Software (0.8%)
I-Flex Solutions Ltd.		267,000	3,606
Textiles, Apparel & Luxury Goods (0.9%)
Welspun India Ltd.	(a)	1,495,000	4,234
Thrifts & Mortgage Finance (3.5%)
Housing Development Finance Corp., Ltd.		964,855	16,052
Tobacco (3.8%)
ITC Ltd.		572,000	17,599
TOTAL COMMON STOCKS (Cost $283,509)			452,824

		Face
		Amount
		(000)
SHORT-TERM INVESTMENTS (0.6%)
Repurchase Agreement (0.2%)
J.P. Morgan Securities, Inc., 2.78%, dated 3/31/05, due 4/1/05, repurchase price $1,094	(d)	$1,094		1,094
Sovereign (0.4%)
Indian Government Treasury Bill, Zero Coupon, 5/6/05		INR	72,500	1,651
TOTAL SHORT-TERM INVESTMENTS (Cost $2,759)				2,745
TOTAL INVESTMENTS + (99.2%) (Cost $286,268)				455,569
OTHER ASSETS IN EXCESS OF LIABILITIES (0.8%)				3,738
NET ASSETS (100%)				$459,307

(a)                                  Non-income producing security.

(b)                                 Security was valued at fair value - At March 31, 2005. The Fund held $29,701,000 of fair valued securities, representing less than 6.5% of net assets.

(c)                                  Restricted security not registered under the Securities Act of 1933. Acquired 1/23/03 and has a current cost basis of $2,347,144. At March 31, 2005, this security had a market value of $0, representing 0.0% of net assets.

(d)                                 Represents the Fund’s undivided interest in a joint repurchase agreement which has a total value of $955,894,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home

Loan Mortgage Corp., Gold Pools: 4.00% to 7.50%, due 1/1/07 to 1/1/35; Federal National Mortgage Association, Conventional Pools: 4.00% to 8.50%, due 1/1/09 to 3/1/35; and Federal National Mortgage Association, Adjustable Rate Mortgages: 4.091% to 5.327%, due 3/1/34 to 5/1/38, which had a total value of $975,016,856. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Fund from the SEC.

@                                    Face Amount/Value is less than $500

+                                         At March 31, 2005, the U.S. Federal income tax cost basis of investments was approximately $286,268,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $169,301,000 of which $179,350,000 related to appreciated securities and $10,049,000 related to depreciated securities.

ADR                     American Depositary Receipt

GDR                       Global Depositary Receipt

INR                           Indian Rupee

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Morgan Stanley India Investment Fund, Inc.
By:	/s/ Ronald E. Robison
Name:	Ronald E. Robison
Title:	Principal Executive Officer
Date:	May 19, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ronald E. Robison
Name:	Ronald E. Robison
Title:	Principal Executive Officer
Date:	May 19, 2005

By:	/s/ James Garrett
Name:	James Garrett
Title:	Principal Financial Officer
Date:	May 19, 2005